Warrant Liabilities - Schedule of fair value assumptions for warrants (Details)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $ $ / shares shares	Jan. 20, 2020 USD ($) $ / $ $ / shares shares	Jul. 31, 2022 USD ($) $ / $ $ / shares shares	Aug. 24, 2021 USD ($) $ / $ $ / shares shares	Jul. 31, 2021 USD ($) $ / $ $ / shares shares	Jul. 31, 2020 shares
Warrant Liabilities [Line Items]
Number of warrants			59,582,216		36,666,958	33,379,408
August Underwritten Public Offering
Warrant Liabilities [Line Items]
Number of warrants			24,540,012	24,540,012
Share price | $ / shares			$ 0.19	$ 2.58
Expected life (years)			3 years	2 years 6 months
Dividend | $			$ 0	$ 0
Volatility			101.00%	96.00%
Risk free rate			2.98%	0.84%
Exchange rate (USD/CAD) | $ / $			1.2824	1.2608
USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Number of warrants		1,497,007	1,497,007		1,497,007
Share price | $ / shares		$ 5.8	$ 0.19		$ 3.97
Expected life (years)		2 years 6 months	2 years 4 months 28 days		2 years 6 months
Dividend | $		$ 0	$ 0		$ 0
Volatility		80.00%	101.00%		95.00%
Risk free rate		1.57%	2.98%		0.38%
Exchange rate (USD/CAD) | $ / $		1.3116	1.2824		1.2462
US$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Number of warrants	1,871,259		1,871,259		1,871,259
Share price | $ / shares	$ 6.36		$ 0.19		$ 3.97
Expected life (years)	2 years 6 months		2 years 4 months 28 days		2 years 6 months
Dividend | $	$ 0		$ 0		$ 0
Volatility	79.00%		101.00%		95.00%
Risk free rate	1.71%		2.98%		0.38%
Exchange rate (USD/CAD) | $ / $	1.2988		1.2824		1.2462